Cash flow statement - Schedule of Change in Operating Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash flow statement [Abstract]
Change in deposits from banks	£ (376)	£ 4	£ (1,110)
Change in customer deposits	13,858	11,324	(3,850)
Change in repurchase agreements	810	57	(10,893)
Change in financial liabilities at fair value through profit or loss	172	2,619	6,925
Change in derivative financial instruments	(5,216)	1,524	(3,893)
Change in debt securities in issue at amortised cost	7,725	(4,824)	2,094
Change in insurance contracts	13,220	1,941	9,845
Change in investment contract liabilities	10,412	6,250	5,502
Change in other operating liabilities	(5,202)	4,708	(388)
Change in operating liabilities	35,403	23,603	4,232
(Decrease) increase in lease liabilities	£ (235)	£ (371)	£ 315